Other Income (Expense) - Schedule of Other Income (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Income And Other Expense Disclosure [Line Items]
Unrealized losses on long-term investments (Note 6 (d))	$ (4,515)	$ (2,804)
Realized gains on sale of long-term investments (Note 6)	6,125	10,628
Unrealized gains on other long-term investments (Note 7)	11,463	3,573
Realized gains on other long-term investments (Note 7 (b))	4,483	123
Write-down of carrying value of long-term investments (Note 6)	(34,605)	(9,550)
Other income (expense)	$ (17,049)	$ 1,970